Advance to Suppliers (Details) - Schedule of Allowance for Credit Losses Movement - Advance to suppliers [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses Movement [Line Items]
Balance as of beginning	$ 607,195	$ 750,342
Provision
Recovery	(169,377)	(88,379)
Written off	(401,921)
Foreign exchange translation effect	(15,969)	(54,768)
Ending balance	$ 19,928	$ 607,195